TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
TRADE AND OTHER RECEIVABLES
9. TRADE AND OTHER RECEIVABLES

	As at December 31,
	2025	2024
Current
Trade receivables, net	21,109	17,935
Accrued revenue	584	252
Other receivables	477	1,278
Indemnification asset(1)	792	—
Deposits	571	163
Prepayments	2,954	1,532
	26,487	21,160
(1) Represents the right to receive reimbursement from an escrow account established in connection with the OddsJam Acquisition (see Note 5).

	As at December 31,
	2025	2024
Trade receivables, gross	22,925	19,599
Credit loss allowance	(1,816)	(1,664)
	21,109	17,935
Trade receivables are unsecured and subject to settlement up to 45 days. Details on movements in the allowance are disclosed within Note 3.